UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09583

UBS Eucalyptus Fund, L.L.C.

(Exact name of registrant as specified in charter)

299 Park Avenue, 29th Floor

New York, NY 10171

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 525-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments

(Unaudited)

March 31, 2012

	INVESTMENTS IN SECURITIES (125.61%)
Par ($)		Fair Value
	CORPORATE BONDS (5.19%)
	MEDICAL—BIOMEDICAL/GENETICS (1.06%)
596,700	Incyte Corp. Ltd., 4.75%, 10/01/15 (a), (b)	$1,374,647
171,510	Qhp Royalty Sub LLC, 10.25%, 03/15/15 (a)	174,940

		1,549,587

	MEDICAL—DRUGS (4.13%)
1,225,000	KV Pharmaceutical Co., 12.00%, 03/15/15 (a), (b)	809,266
606,454	Rotavax Royalty Sub LLC, 5.50%, 10/15/14 *,(a)	545,808
1,503,506	RS Royalty Sub Lyrica LLC, 11.00%, 05/01/19 (a)	1,511,024
3,090,000	Sanofi, 1.20%, 09/30/14 – (France) (a), (b), (c)	3,151,800

		6,017,898

	TOTAL CORPORATE BONDS (Cost $7,240,380)	7,567,485

Shares
	COMMON STOCK (119.28%)
	DIAGNOSTIC EQUIPMENT (1.95%)
666,000	Affymetrix, Inc. *,(b)	2,843,820

	DIAGNOSTIC KITS (1.80%)
228,000	OraSure Technologies, Inc. *,(b)	2,619,720

	DISPOSABLE MEDICAL EQUIPMENT (2.34%)
2,980,000	Shandong Weigao Group Medical Polymer Co., Ltd. – (China) *,(c)	3,404,519

	DRUG DELIVERY SYSTEMS (2.33%)
1,050,600	Antares Pharma, Inc. *,(b)	3,393,438

	INSTRUMENTS—SCIENTIFIC (1.89%)
49,000	Thermo Fisher Scientific, Inc. (b)	2,762,620

	MEDICAL—BIOMEDICAL/GENETICS (30.44%)
242,000	3SBio, Inc. *,(b), (d)	3,581,600
227,300	Affymax, Inc. *,(b)	2,668,502
43,600	Ariad Pharmaceuticals, Inc. *,(b)	695,420
171,000	Bavarian Nordic A/S – (Denmark) *,(b), (c)	1,435,570
48,000	Biogen Idec, Inc. *,(b)	6,046,560
274,000	Celsion Corp. *,(e)	520,600
176,000	Dendreon Corp. *,(b)	1,875,280
195,900	Exact Sciences Corp. *,(b)	2,186,244
132,000	Gilead Sciences, Inc. *,(b)	6,448,200
190,600	Human Genome Sciences, Inc. *,(b)	1,570,544
121,300	Immunogen Inc. *,(b)	1,745,507
219,300	Incyte Corp., Ltd. *,(b)	4,232,490
89,000	Life Technologies Corp. *,(b)	4,344,980
70,000	Newron Pharmaceuticals SpA – (Italy) *,(b), (c)	274,935
79,500	NPS Pharmaceuticals, Inc. *,(b)	543,780
165,000	Oncothyreon, Inc. *	719,400
15,600	Regeneron Pharmaceuticals, Inc. *,(b)	1,819,272
458,000	Sequenom, Inc. *,(b)	1,864,060
650,000	XOMA Corp. *	1,800,500

		44,373,444

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2012

Shares		Fair Value
	COMMON STOCK (CONTINUED)
	MEDICAL—DRUGS (35.13%)
75,000	Actelion, Ltd. – (Switzerland) *,(b), (c)	$2,738,286
27,000	Allergan, Inc. (b)	2,576,610
670,900	Array BioPharma, Inc. *,(b)	2,287,769
170,000	Bristol-Myers Squibb Co. *,(b)	5,737,500
66,000	China Nuokang Bio-Pharmaceutical, Inc. *,(d)	211,860
121,000	Elan Corp. PLC *,(b), (d)	1,816,210
205,000	Endocyte, Inc. *,(b)	1,020,900
21,000	Hi-Tech Pharmacal Co, Inc. *	754,530
392,500	KV Pharmaceutical Co. *	518,100
270,000	KV Pharmaceutical Co. *,(a)	356,400
83,400	Map Pharmaceuticals, Inc. *,(b)	1,197,624
38,300	Medivir AB – (Sweden) *,(b), (c)	389,618
461,200	Mitsubishi Tanabe Pharma Corp. – (Japan) (b), (c)	6,506,292
83,000	Nichi-iko Pharmaceutical Co., Ltd. – (Japan) (b), (c)	1,834,522
62,100	Novartis AG – (Switzerland) (b), (c)	3,432,555
17,700	Ono Pharmaceutical Co., Ltd. – (Japan) (b), (c)	991,485
278,000	Pernix Therapeutics Holdings *,(b)	2,502,000
203,000	Pfizer, Inc. (b)	4,599,980
32,000	Roche Holding AG – (Switzerland) (b), (c)	5,561,983
37,000	Sanofi-Aventis SA – (France) (b), (c)	2,869,161
605,775	Skyepharma PLC – (United Kingdom) *,(c)	377,472
131,000	Vivus, Inc. *,(b)	2,929,160

		51,210,017

	MEDICAL—GENERIC DRUGS (10.40%)
157,000	Impax Laboratories, Inc. *,(b)	3,859,060
81,600	Nippon Chemiphar Co., Ltd. – (Japan) (b), (c)	452,134
35,000	Sawai Pharmaceutical Co., Ltd. – (Japan) (b), (c)	3,729,749
43,000	Towa Pharmaceutical Co., Ltd. – (Japan) (b), (c)	2,142,221
74,200	Watson Pharmaceuticals, Inc. *,(b)	4,975,852

		15,159,016

	MEDICAL—HMO (12.25%)
89,000	Aetna, Inc. *,(b)	4,464,240
43,000	CIGNA Corp. (b)	2,117,750
47,500	Humana, Inc. (b)	4,392,800
43,000	United Health Group, Inc. (b)	2,534,420
59,000	Wellpoint, Inc. (b)	4,354,200

		17,863,410

	MEDICAL INSTRUMENTS (2.07%)
37,800	Medtronic, Inc. *,(b)	1,481,382
110,000	Natus Medical, Inc. *,(b)	1,312,300
76,100	Solta Medical, Inc. *	230,583

		3,024,265

	MEDICAL LASER SYSTEMS (0.42%)
34,300	Cynosure, Inc. *,(b)	612,598

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2012

Shares		Fair Value
	COMMON STOCK (CONTINUED)
	MEDICAL PRODUCTS (2.77%)
2,255,000	Biosensors International Group Ltd. – (Bermuda) *,(c)	$2,699,147
37,000	Syneron Medical, Ltd. – (Israel) *,(b), (c)	396,640
315,000	Uroplasty, Inc. *,(b)	948,150

		4,043,937

	PATIENT MONITORING EQUIPMENT (0.21%)
13,300	Masimo Corporation *,(b)	310,954

	PHARMACY SERVICES (2.12%)
44,000	Medco Health Solutions, Inc. *,(b)	3,093,200

	THERAPEUTICS (13.16%)
63,000	Algeta ASA – (Norway) *,(c)	1,587,135
57,000	Biomarin Pharmaceutical, Inc. *,(b)	1,952,250
1,483,700	China Shineway Pharmaceutical Group Ltd. – (Cayman Islands) *,(c)	2,247,343
183,200	Neurocrine Biosciences, Inc. *,(b)	1,460,104
79,200	Onyx Pharmaceuticals, Inc. *,(b)	2,984,256
101,600	Questcor Pharmaceuticals, Inc. *,(b)	3,822,192
305,000	Warner Chilcott PLC – (Ireland) *,(b), (c)	5,127,050

		19,180,330

	TOTAL COMMON STOCK (Cost $161,836,676)	173,895,288

	WARRANTS (0.57%)
	MEDICAL—BIOMEDICAL/GENETICS (0.57%)
243,000	Alexza Pharmaceuticals, Inc., $2.77, 10/05/16 *	70,470
137,000	Celsion Corp., $2.36, 12/01/2016 *	79,460
2,181	Novelos Therapeutics, Inc., $0.11, 07/27/15 *	44
150,000	Talon Therapeutics, Inc., $0.01, 10/07/16 *	103,500
62,500	Talon Therapeutics, Inc., $0.60, 10/07/16 *	28,750
325,000	XOMA Corp. *	555,750

		837,974

	TOTAL WARRANTS (Cost $359,723)	837,974

Number of Contracts
	PURCHASED OPTIONS (0.57%)
	HEALTH & BIOTECHNOLOGY (0.04%)
545	iShares Nasdaq Biotechnology Index Fund, 04/21/12 $120.00 Put *	59,950

	MEDICAL—BIOMEDICAL/GENETICS (0.07%)
225	Amylin Pharmaceuticals, Inc., 04/21/12 $24.00 Call *	44,325
230	Incyte Corp, Ltd., 04/21/12 $17.50 Call *	62,100

		106,425

	MEDICAL—DRUGS (0.21%)
460	Bristol-Myers Squibb Co., 01/19/13 $35.00 Call *	56,580
505	Eli Lilly & Co., 07/21/12 $42.00 Call *	34,340
230	Forest Laboratories, Inc., 08/18/12 $34.00 Call *	51,750
365	Vivus, Inc., 04/21/12 $22.00 Call *	142,350

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2012

Number of Contracts		Fair Value
	PURCHASED OPTIONS (CONTINUED)
	MEDICAL—DRUGS (CONTINUED)
115	XenoPort, Inc., 06/16/12 $6.00 Put *	$17,250

		302,270

	MEDICAL—GENERIC DRUGS (0.06%)
185	Watson Pharmaceuticals, Inc., 05/19/12 $65.00 Call *	86,765

	PHARMACY SERVICES (0.17%)
350	Medco Health Solutions, Inc., 01/19/13 $65.00 Call *	241,500

	THERAPEUTICS (0.02%)
315	Onyx Pharmaceuticals,Inc., 05/19/12 $43.00 Call *	26,775

	TOTAL PURCHASED OPTIONS (Cost $844,828)	823,685

	TOTAL INVESTMENTS IN SECURITIES (Cost $170,281,607)	183,124,432

Shares
	SECURITIES SOLD, NOT YET PURCHASED ((47.51)%)
	COMMON STOCK SOLD, NOT YET PURCHASED ((42.53)%)
	DIAGNOSTIC EQUIPMENT ((0.46)%)
(16,125)	Cepheid, Inc. *	(674,509)

	DIAGNOSTIC KITS ((1.74)%)
(24,500)	DiaSorin SpA – (Italy) *,(c)	(712,892)
(99,200)	Quidel Corp. *	(1,822,304)

		(2,535,196)

	MEDICAL—BIOMEDICAL/GENETICS ((8.48)%)
(36,400)	Alnylam Pharmaceuticals, Inc. *	(402,948)
(65,000)	Amgen, Inc. *	(4,419,350)
(194,000)	Curis, Inc. *	(935,080)
(120,700)	Halozyme Therapeutics Inc. *	(1,540,132)
(6,100)	Keryx Biopharmaceuticals, Inc. *	(30,378)
(192,000)	Mesoblast, Ltd. – (Australia) *,(c)	(1,561,379)
(68,000)	Myriad Genetics, Inc. *	(1,608,880)
(19,800)	Prolatix Biotherapeutics, Inc. *	(126,126)
(85,000)	Seattle Genetics, Inc. *	(1,732,300)

		(12,356,573)

	MEDICAL—DRUGS ((13.41)%)
(46,000)	AstraZeneca PLC – (United Kingdom) (c)	(2,042,468)
(73,700)	Corcept Therapeutics Inc. *	(289,641)
(69,000)	Dainippon Sumitomo Pharma Co., Ltd. – (Japan) (c)	(735,293)
(29,000)	Eisai Co., Ltd. – (Japan) (c)	(1,159,327)
(50,000)	Eli Lilly and Company *	(2,013,500)
(130,000)	GlaxoSmithKline PLC – (United Kingdom) (c)	(2,900,635)
(72,000)	H. Lundbeck A/S – (Denmark) (c)	(1,440,886)
(75,300)	Sagent Pharmaceuticals, Inc. *	(1,345,611)
(19,900)	Savient Pharmaceuticals, Inc. *	(43,382)
(144,000)	Sciclone Pharmaceuticals Inc. *	(908,640)
(17,000)	Taisho Pharmaceutical Holdings Co. Ltd. – (Japan) (c)	(1,386,065)

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2012

Shares		Fair Value
	COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
	MEDICAL—DRUGS (CONTINUED)
(61,000)	Takeda Pharmaceutical Co., Ltd. – (Japan) (c)	$(2,701,714)
(32,300)	Trimel Pharmaceuticals Corp. – (Canada) *,(c)	(101,801)
(31,000)	UCB SA – (Belgium) *,(c)	(1,335,495)
(104,000)	Xenoport, Inc. *	(468,000)
(45,700)	Zealand Pharma A/S – (Denmark) *,(c)	(683,059)

		(19,555,517)

	MEDICAL—GENERIC DRUGS ((0.53)%)
(33,000)	Mylan Laboratories, Inc. *	(773,850)

	MEDICAL—IMAGING SYSTEMS ((0.12)%)
(38,800)	MELA Sciences, Inc. *	(173,436)

	MEDICAL—WHOLESALE DRUG DISTRIBUTION ((0.98)%)
(36,000)	AmerisourceBergen Corp.	(1,428,480)

	MEDICAL INSTRUMENTS ((2.54)%)
(4,200)	Intuitive Surgical, Inc. *	(2,275,350)
(34,000)	MAKO Surgical Corp. *	(1,433,100)

		(3,708,450)

	MEDICAL LABS & TESTING SERVICES ((0.83)%)
(11,100)	Eurofins Scientific – (France) *,(c)	(1,209,157)

	MEDICAL PRODUCTS ((10.34)%)
(35,000)	Becton, Dickinson & Co.	(2,717,750)
(26,000)	Covidien PLC – (Ireland) *,(c)	(1,421,680)
(80,000)	Hospira, Inc. *	(2,991,200)
(57,000)	Johnson & Johnson	(3,759,720)
(87,400)	Luminex Corp. *	(2,040,790)
(31,000)	Varian Medical Systems, Inc. *	(2,137,760)

		(15,068,900)

	OPTICAL SUPPLIES ((1.65)%)
(27,000)	Essilor International SA – (France) *,(c)	(2,402,933)

	THERAPEUTICS ((1.45)%)
(93,200)	Theratechnologies, Inc. – (Canada) *,(c)	(189,300)
(58,000)	Thrombogenics NV – (Belgium) *,(c)	(1,925,558)

		(2,114,858)

	TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds of Sales $(57,091,644))	(62,001,859)

	EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED ((4.98)%)
	STOCK INDEX ((4.98)%)
(51,600)	SPDR S&P 500 ETF Trust	(7,261,152)

	TOTAL EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED (Proceeds of Sales $(6,796,628))	(7,261,152)

	TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds of Sales $(63,888,272))	(69,263,011)

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2012

Number of Contracts		Fair Value
	DERIVATIVE CONTRACTS ((1.23)%)
	WRITTEN OPTIONS ((0.54)%)

	HEALTH & BIOTECHNOLOGY ((0.20)%)
(545)	iShares Nasdaq Biotechnology Index Fund, 04/21/12 $122.00 Call *	$(158,050)
(135)	iShares Nasdaq Biotechnology Index Fund, 06/16/12 $115.00 Call *	(137,700)

		(295,750)

	MEDICAL—DRUGS ((0.03)%)
(460)	Bristol-Myers Squibb Co., 01/19/13 $27.50 Put *	(37,720)
(505)	Eli Lilly & Co., 07/21/12 $33.00 Put *	(6,060)

		(43,780)

	MEDICAL—GENERIC DRUGS ((0.02)%)
(275)	Vivus, Inc., 04/21/12 $30.00 Call *	(22,550)
(275)	Watson Pharmaceuticals, Inc., 05/19/12 $55.00 Put *	(6,875)

		(29,425)

	MEDICAL—HOSPITALS ((0.01)%)
(135)	HCA Holdings, Inc., 05/19/12 $23.00 Put *	(10,125)

	MEDICAL—WHOLESALE DRUG DISTRIBUTION (0.00%)
(90)	AmerisourceBergen Corp., 04/21/12 $36.00 Put *	(900)

	MEDICAL INSTRUMENTS ((0.01)%)
(180)	MAKO Surgical Corp., 05/19/12 $25.00 Put *	(5,400)

	MEDICAL PRODUCTS (0.00%)
(90)	CareFusion Corp., 04/21/12 $26.00 Call *	(3,510)

	PHARMACY SERVICES ((0.26)%)
(350)	Medco Health Solutions, Inc., 01/19/13 $55.00 Put *	(147,000)
(350)	Medco Health Solutions, Inc., 01/19/13 $70.00 Call *	(231,000)

		(378,000)

	THERAPEUTICS ((0.01)%)
(270)	Onyx Pharmaceuticals, Inc., 05/19/12 $33.00 Put *	(17,550)

	TOTAL WRITTEN OPTIONS (Premiums $(799,233))	(784,440)

Notional Amount ($)
	SWAPS ((0.69)%)
389,674	Equity Swap, long exposure	(188,718)
(142,600)	Equity Swap, short exposure	(822,873)

	TOTAL SWAPS	(1,011,591)

	TOTAL DERIVATIVE CONTRACTS (Premiums $(799,233))	(1,796,031)

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2012

TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET PURCHASED AND DERIVATIVE CONTRACTS — 76.87%	$112,065,390

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES — 23.13%	33,722,469

TOTAL MEMBERS’ CAPITAL — 100.00%	$145,787,859

Percentages shown represent a percentage of members’ capital as of March 31, 2012.

*	Non-income producing security.
(a)	Restricted security - private investment valued at fair value.
(b)	Partially or wholly held ($154,494,758 total fair value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(c)	Foreign security.
(d)	American Depository Receipt.
(e)	Private equity investment valued at fair value.

DERIVATIVE CONTRACTS

EQUITY SWAPS

UBS Eucalyptus Fund, L.L.C. had the following open equity swaps as of March 31, 2012:

Notional Amount	Maturity Date	Description	Unrealized Appreciation (Depreciation)
Buy $250,474	*	Agreement with Goldman Sachs & Co., to pay the total return of Jiangsu Hengrui Medicine Co., Ltd.	$(147,936)

Buy $90,100	*	Agreement with Goldman Sachs & Co., to pay the total return of Tianjin Tasly Pharmaceutical Co., Ltd.	$(67,052)

Buy $49,100	*	Agreement with Goldman Sachs & Co., to pay the total return of the Orbimed Emerging Markets Healthcare Index in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 50 bps.	$26,270

Sell $(142,600)	*	Agreement with Goldman Sachs & Co., to sell the total return of the Orbimed Custom Index Modified Short Hedge in an exchange for an amount to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 83 bps.	$(822,873)

			$(1,011,591)

*	Perpetual maturity. Resets monthly.

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2012

The following is a summary of the inputs used in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. There were no transfers between Level 1 and Level 2 during the period ended March 31, 2012.

ASSETS TABLE

	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX
Description	Total Fair Value at March 31, 2012	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds
Medical - Biomedical/Genetics	$1,549,587	$—	$1,374,647	$174,940
Medical - Drugs	6,017,898	—	3,961,066	2,056,832

Total Corporate Bonds	7,567,485	—	5,335,713	2,231,772

Common Stock
Diagnostic Equipment	2,843,820	2,843,820	—	—
Diagnostic Kits	2,619,720	2,619,720	—	—
Disposable Medical Equipment	3,404,519	3,404,519	—	—
Drug Delivery Systems	3,393,438	3,393,438	—	—
Instruments - Scientific	2,762,620	2,762,620	—	—
Medical - Biomedical/Genetics	44,373,444	43,852,844	520,600	—
Medical - Drugs	51,210,017	50,853,617	356,400	—
Medical - Generic Drugs	15,159,016	15,159,016	—	—
Medical - HMO	17,863,410	17,863,410	—	—
Medical Instruments	3,024,265	3,024,265	—	—
Medical Laser Systems	612,598	612,598	—	—
Medical Products	4,043,937	4,043,937	—	—
Patient Monitoring Equipment	310,954	310,954	—	—
Pharmacy Services	3,093,200	3,093,200	—	—
Therapeutics	19,180,330	19,180,330	—	—

Total Common Stock	173,895,288	173,018,288	877,000	—

Warrants
Medical - Biomedical/Genetics	837,974	—	—	837,974

Total Warrants	837,974	—	—	837,974

Purchased Options
Health & Biotechnology	59,950	59,950	—	—
Medical - Biomedical/Genetics	106,425	106,425	—	—
Medical - Drugs	302,270	302,270	—	—
Medical - Generic Drugs	86,765	86,765	—	—
Pharmacy Services	241,500	241,500	—	—
Therapeutics	26,775	26,775	—	—

Total Purchased Options	823,685	823,685	—	—

Total Investments in Securities	$183,124,432	$173,841,973	$6,212,713	$3,069,746

Derivative Contracts Swaps	26,270	—	26,270	—

Total Derivative Contracts	$26,270	$—	$26,270	$—

Total Assets	$183,150,702	$173,841,973	$6,238,983	$3,069,746

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2012

LIABILITIES TABLE

	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
Description	Total Fair Value at March 31, 2012	Level 1	Level 2	Level 3
Securities Sold, Not Yet Purchased
Common Stock Sold, Not Yet Purchased
Diagnostic Equipment	$(674,509)	$(674,509)	$—	$—
Diagnostic Kits	(2,535,196)	(2,535,196)	—	—
Medical - Biomedical/Genetics	(12,356,573)	(12,356,573)	—	—
Medical - Drugs	(19,555,517)	(19,555,517)	—	—
Medical - Generic Drugs	(773,850)	(773,850)	—	—
Medical - Imaging Systems	(173,436)	(173,436)	—	—
Medical - Wholesale Drug Distribution	(1,428,480)	(1,428,480)	—	—
Medical Instruments	(3,708,450)	(3,708,450)	—	—
Medical Labs & Testing Services	(1,209,157)	(1,209,157)	—	—
Medical Products	(15,068,900)	(15,068,900)	—	—
Optical Supplies	(2,402,933)	(2,402,933)	—	—
Therapeutics	(2,114,858)	(2,114,858)	—	—

Total Common Stock Sold, Not Yet Purchased	(62,001,859)	(62,001,859)	—	—

Exchange Traded Funds Sold, Not Yet Purchased Stock Index	(7,261,152)	(7,261,152)	—	—

Total Exchange Traded Funds Sold, Not Yet Purchased	(7,261,152)	(7,261,152)	—	—

Total Securities Sold, Not Yet Purchased	$(69,263,011)	$(69,263,011)	$—	$—

Derivative Contracts
Written Options
Health & Biotechnology	(295,750)	(295,750)	—	—
Medical - Drugs	(43,780)	(43,780)	—	—
Medical - Generic Drugs	(29,425)	(29,425)	—	—
Medical - Hospitals	(10,125)	(10,125)	—	—
Medical - Wholesale Drug Distribution	(900)	(900)	—	—
Medical Instruments	(5,400)	(5,400)	—	—
Medical Products	(3,510)	(3,510)	—	—
Pharmacy Services	(378,000)	(378,000)	—	—
Therapeutics	(17,550)	(17,550)	—	—

Total Written Options	(784,440)	(784,440)	—	—

Swaps	(1,037,861)	—	(1,037,861)	—

Total Derivative Contracts	$(1,822,301)	$(784,440)	$(1,037,861)	$—

Total Liabilities	$(71,085,312)	$(70,047,451)	$(1,037,861)	$—

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2012

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2011	Accrued discounts /premiums	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation	Purchases	(Sales)	Transfers in and/or out of Level 3 *	Balance as of March 31, 2012
Investments in Securities
Corporate Bonds
Medical – Biomedical/Genetics	$1,358,207	$186	$—	$249,997	$—	$(58,803)	$(1,374,647)	$174,940
Medical – Drugs	6,405,265	(7,332)	6,569	23,312	—	(409,916)	(3,961,066)	2,056,832

Total Corporate Bonds	7,763,472	(7,146)	6,569	273,309	—	(468,719)	(5,335,713)	2,231,772

Warrants
Medical – Biomedical/Genetics	—	—	—	—	—	—	837,974	837,974

Total Corporate Bonds	—	—	—	—	—	—	837,974	837,974

Ending Balance	$7,763,472	$(7,146)	$6,569	$273,309	$—	$(468,719)	$(4,497,739)	$3,069,746

*	The transfers in to Level 3 at March 31, 2012 were due to adjustments made to the observable volatility level used in the warrant valuation model and transfers out of Level 3 were due to the greater availability of market quotations during the period for certain corporate bond holdings.

Net change in unrealized appreciation/(depreciation) on Level 3 assets still held as of March 31, 2012 is $477,805.

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2012

Investments in Securities – By Country	March 31, 2012 Percentage of Members’ Capital (%)
United States	59.28%
Switzerland	8.05%
Japan	6.64%
Ireland	2.54%
China	2.34%
Bermuda	1.85%
France	1.65%
Cayman Islands	1.54%
Norway	1.09%
Israel	0.27%
Sweden	0.27%
Canada	(0.20%)
Italy	(0.30%)
Denmark	(0.47%)
Australia	(1.07%)
Belgium	(2.24%)
United Kingdom	(3.13%)

Investments in Derivative Contracts – By Country	March 31, 2012 Percentage of Members’ Capital (%)
United States	(1.23%)

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2012

Portfolio Valuation

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various inputs are used in determining the fair value of the Fund’s investments which are summarized in the three broad levels listed below.

Level 1— quoted prices in active markets for identical securities.

Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3— significant unobservable inputs (including the Fund’s own assumptions.)

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table within the Schedule of Portfolio Investments.

GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosure for each class of assets and liabilities requires greater disaggregation than the Fund’s line items in the Statement of Assets, Liabilities and Members’ Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Level 1, Level 2, and Level 3).

For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

The valuation process is governed by a Valuation Policy and Procedures document (the “Valuation Policy”) which has been approved by the Board of Directors of the Fund. The Valuation Policy governs the valuation of all securities comprising the net asset value of the Fund and defines the valuation principles and pricing conventions for each security type as described below. In addition, the Valuation Policy establishes a valuation committee (the “Valuation Committee”). The Valuation Committee is specifically responsible for the implementation of the Valuation Policy. The Valuation Committee reviews policy exceptions and the implementation of the Valuation Policy. The Valuation Committee will escalate issues to the Board of Directors as required. The Valuation Committee also reviews and approves the specific valuation methodology implemented for new and existing investments in securities of private companies that are held in the Fund. The voting members of the Valuation Committee are non-investment team personnel.

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2012

Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, using the average of the final bid and ask prices as of the measurement date, as reported by such exchange.

Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no trade took place, the securities are valued using the average of the final bid and ask prices as of the measurement date.

Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at the average of the final bid and ask prices as of the measurement date. Other marketable securities for which market quotations are readily available are valued at the average of the final bid and ask prices as of the measurement date, as obtained from one or more dealers making markets for such securities.

Options and warrants that are not listed or admitted to trading on an exchange or that are listed on an exchange which does not accurately represent such securities’ true value will be valued at the average of the final bid and ask prices provided by a reputable dealer. Options and warrants may also be valued according to a valuation model or volatility formula pursuant to the Fund’s valuation policy and procedures using inputs such as the price of underlying or reference assets, the terms of the option or warrant position, the amount of time until exercise and volatility levels which may be adjusted to more accurately reflect fair value. Due to these factors, the Fund classifies these securities as Level 3 positions. The Fund held $837,974 in warrants at March 31, 2012.

Open total return swap agreements are valued using contractual terms, quoted inputs and may be valued by independent valuation models.

When the Fund purchases restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be fair value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Such discount is reduced over the period of the restriction.

Consistent with its strategy, a portion of the Fund’s long portfolio ($7,567,485 at March 31, 2012) is comprised of relatively illiquid or thinly traded investments that are not actively traded on a recognized security exchange. All such securities held by the Fund at March 31, 2012 were valued on the basis of indicative prices provided by external pricing sources including dealers active in the relevant markets. Due to the nature of the Fund’s strategy, multiple pricing sources on individual securities may not be available. Values assigned at March 31, 2012 may differ significantly from values that would have been used had a broader market for the investments existed. In the case where multiple pricing sources are not available, the Fund classifies these securities as Level 3 positions.

UBS Eucalyptus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2012

For non exchange traded securities, the valuation process described above represents a good faith approximation of the fair value of an asset and is used where there is no public market or possibly no market at all for a company’s securities. The fair value established may differ significantly from the values that would have been used had a ready market for the securities existed and the differences could be material. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the valuations currently assigned. As a result, the Fund’s issuance or repurchase of its interests at a time when it owns securities which utilize valuation techniques that are not readily observable and significant to the fair value measurement may have the effect of diluting or increasing the economic interest of existing investors.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UBS Eucalyptus Fund, L.L.C.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	May 21, 2012

By (Signature and Title)*	/s/ Nicholas Vagra
Nicholas Vagra, Principal Accounting Officer

Date	May 23, 2012

*	Print the name and title of each signing officer under his or her signature.